VOYAGE REVENUE - Summary of adoption of the new revenue recognition guidance on Condensed Consolidated Balance Sheet - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($)
$ in Thousands
	Sep. 30, 2019	Dec. 31, 2018
Current assets
Due from charterers	$ 55,284	$ 42,637
Prepaid expenses and other current assets	13,107	3,731
Equity:
Accumulated deficit	(94,685)	$ (56,477)
Balances without adoption of ASU 2014-09
Current assets
Due from charterers	61,038
Prepaid expenses and other current assets	10,929
Equity:
Accumulated deficit	(91,109)
Effect of Change
Current assets
Due from charterers	5,754
Prepaid expenses and other current assets	(2,178)
Equity:
Accumulated deficit	$ 3,576